Banking facilities (Details 1)	Mar. 31, 2022	Mar. 31, 2021
Equity [Abstract]
Weighted average interest rate bank overdrafts	6.00%	6.00%
Weighted average interest rate notes payable	2.77%	2.85%
Term loan	2.26%	2.78%
Revolving loan	2.36%	2.50%